Credit card receivables (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 14,619,312	$ 14,488,304
Gross exposures (percent)	100.00%	100.00%
Credit Loss Allowance	$ 2,389,526	$ 2,096,269
Credit Loss Allowance, Percentage	100.00%	100.00%
Coverage Ratio (%)	16.30%	14.50%
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 11,849,086	$ 11,891,823
Gross exposures (percent)	81.10%	82.10%
Credit Loss Allowance	$ 670,984	$ 693,151
Credit Loss Allowance, Percentage	28.00%	33.10%
Coverage Ratio (%)	5.70%	5.80%
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,377,896	$ 1,490,067
Gross exposures (percent)	9.40%	10.30%
Credit Loss Allowance	$ 445,996	$ 477,714
Credit Loss Allowance, Percentage	18.70%	22.80%
Coverage Ratio (%)	32.40%	32.10%
Stage 2 [Member] | Absolute Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 349,725	$ 364,853
Gross exposures (percent)	25.40%	24.50%
Credit Loss Allowance	$ 254,294	$ 277,035
Credit Loss Allowance, Percentage	57.00%	58.00%
Coverage Ratio (%)	72.70%	75.90%
Stage 2 [Member] | Relative Trigger [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,028,171	$ 1,125,214
Gross exposures (percent)	74.60%	75.50%
Credit Loss Allowance	$ 191,702	$ 200,679
Credit Loss Allowance, Percentage	43.00%	42.00%
Coverage Ratio (%)	18.60%	17.80%
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Gross Exposures	$ 1,392,330	$ 1,106,414
Gross exposures (percent)	9.50%	7.60%
Credit Loss Allowance	$ 1,272,546	$ 925,404
Credit Loss Allowance, Percentage	53.30%	44.10%
Coverage Ratio (%)	91.40%	83.60%